Segmented Information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Segmented Information
Note 20 Segmented Information
The Company’s reporting segments are Asia, Canada, U.S., Global WAM and Corporate and Other. Each reporting segment is responsible for managing its operating results, developing products, defining strategies for services and distribution based on the profile and needs of its business and market. The Company’s significant product and service offerings by the reporting segments are mentioned below.
Wealth and asset management businesses (Global WAM)
– branded as Manulife Investment Management, provides investment advice and innovative solutions to retirement, retail, and institutional clients. Products and services are distributed through multiple distribution channels, including agents and brokers affiliated with the Company, independent securities brokerage firms and financial advisors pension plan consultants and banks.
Insurance and annuity products (Asia, Canada and U.S.)
– include a variety of individual life insurance, individual and group long-term care insurance and guaranteed and partially guaranteed annuity products. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners and direct marketing. Manulife Bank of Canada offers a variety of deposit and credit products to Canadian customers.
Corporate and Other
s
egment
– comprised of investment performance of assets backing capital, net of amounts allocated to operating segments; costs incurred by the corporate office related to shareholder activities (not allocated to the operating segments); financing costs; Property and Casualty Reinsurance Business; and run-off reinsurance operations including variable annuities and accident and health. In addition, consolidations and eliminations of transactions between operating segments are also included.
Effective January 1, 2023, the Company has made a number of changes to the composition of reporting segments to better align its financial reporting with its business strategy and operations. The Company’s International High Net Worth business was reclassified from the U.S. segment to the Asia segment to reflect the contributions of the Company’s Bermuda operations alongside the high net worth business that is reported in the Company’s Singapore and Hong Kong operations. The Company’s investment in the startup capital of segregated and mutual funds and investment-related revenue and expense were reclassified from the Corporate and Other segment to the Global WAM segment to more closely align with Global WAM’s management practices. Refinements were made to the allocations of corporate overhead and interest on surplus among segments. Prior period comparative information has been restated to reflect the changes in segment reporting.
(a) Reporting segments
The following tables present results by reporting segments.

For the year ended December 31, 2023	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,070	$995	$526	$–	$236	$3,827
Annuities and pensions	(129)	198	81	–	–	150
Total insurance service result	1,941	1,193	607	–	236	3,977
Net investment income (loss)	7,057	5,048	5,236	(771)	1,451	18,021
Insurance finance income (expenses)
Life, health and property and casualty insurance	(4,970)	(3,288)	(4,815)	–	723	(12,350)
Annuities and pensions	(1,466)	(27)	(51)	–	–	(1,544)
Total insurance finance income (expenses)	(6,436)	(3,315)	(4,866)	–	723	(13,894)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(106)	58	385	–	(697)	(360)
Annuities and pensions	1	(1)	(374)	–	–	(374)
Total reinsurance finance income (expenses)	(105)	57	11	–	(697)	(734)
Decrease (increase) in investment contract liabilities	(38)	(73)	(148)	(175)	(1)	(435)
Net segregated fund investment result	–	–	–	–	–	–
Total investment result	478	1,717	233	(946)	1,476	2,958
Other revenue	67	272	79	6,709	(381)	6,746
Other expenses	(231)	(569)	(153)	(4,252)	(470)	(5,675)
Interest expenses	(11)	(1,004)	(15)	(14)	(510)	(1,554)
Net income (loss) before income taxes	2,244	1,609	751	1,497	351	6,452
Income tax reco ve ries (expenses)	(440)	(373)	(112)	(198)	278	(845)

Net income (loss)	1,804	1,236	639	1,299	629	5,607
Less net income (loss) attributed to:
Non-controlling interests	141	–	–	2	1	144
Participating policyholders	315	45	–	–	–	360
Net income (loss) attributed to shareholders and other equity holders	$1,348	$1,191	$639	$1,297	$628	$5,103
Total assets	$177,623	$157,111	$244,659	$257,764	$38,417	$875,574

For the year ended December 31, 2022	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total

Insurance service result
Life, health and property and casualty insurance	$1,718	$928	$361	$–	$(117)	$2,890
Annuities and pensions	(164)	262	172	–	–	270
Total insurance service result	1,554	1,190	533	–	(117)	3,160
Net investment income (loss)	1,417	(930)	911	(1,082)	21	337
Insurance finance income (expenses)
Life, health and property and casualty insurance	608	(723)	(5,058)	–	122	(5,051)
Annuities and pensions	(2,261)	504	191	1	–	(1,565)
Total insurance finance income (expenses)	(1,653)	(219)	(4,867)	1	122	(6,616)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(61)	(100)	994	–	(167)	666
Annuities and pensions	(3)	(2)	(352)	–	–	(357)
Total reinsurance finance income (expenses)	(64)	(102)	642	–	(167)	309
Decrease (increase) in investment contract liabilities	(70)	(49)	(179)	(119)	18	(399)
Net segregated fund investment result	–	–	–	–	–	–
Total investment result	(370)	(1,300)	(3,493)	(1,200)	(6)	(6,369)
Other revenue	56	262	101	6,391	(624)	6,186
Other expenses	(318)	(573)	(136)	(3,893)	(144)	(5,064)
Interest expenses	(12)	(548)	(16)	(7)	(468)	(1,051)
Net income (loss) before income taxes	910	(969)	(3,011)	1,291	(1,359)	(3,138)
Income tax recoveries (expenses)	(318)	510	695	(170)	442	1,159
Net income (loss)	592	(459)	(2,316)	1,121	(917)	(1,979)
Less net income (loss) attributed to:
Non-controlling interests	120	–	–	–	1	121
Participating policyholders	(211)	44	–	–	–	(167)
Net income (loss) attributed to shareholders and other equity holders	$683	$(503)	$(2,316)	$1,121	$(918)	$(1,933)
Total assets	$164,605	$151,761	$244,904	$231,433	$40,986	$833,689
(b) Geographical location
The results of the Company’s reporting segments differ from its results by geographical location primarily due to the allocation of Global WAM and Corporate and Other segments into the geographical location to which its businesses relate.
The following tables present results by geographical location.

For the year ended December 31, 2023	Asia	Canada	U.S.	Other	Total
Insurance service result
Life, health and property and casualty insurance	$2,087	$981	$511	$248	$3,827
Annuities and pensions	(128)	198	80	–	150
Total insurance service result	1,959	1,179	591	248	3,977
Net investment income (loss)	7,259	5,724	4,975	63	18,021
Insurance finance income (expenses)
Life, health and property and casualty insurance	(4,971)	(2,606)	(4,793)	20	(12,350)
Annuities and pensions	(1,466)	(27)	(51)	–	(1,544)
Total insurance finance income (expenses)	(6,437)	(2,633)	(4,844)	20	(13,894)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(121)	(623)	384	–	(360)
Annuities and pensions	1	(1)	(374)	–	(374)
Total reinsurance finance income (expenses)	(120)	(624)	10	–	(734)
Decrease (increase) in investment contract liabilities	(220)	(130)	(79)	(6)	(435)
Net segregated fund investment result	–	–	–	–	–
Total investment result	$482	$2,337	$62	$77	$2,958
Other revenue	$1,332	$2,147	$3,239	$28	$6,746
For the year ended December 31, 2022	Asia	Canada	U.S.	Other	Total
Insurance service result
Life, health and property and casualty insurance	$1,873	$909	$208	$(100)	$2,890
Annuities and pensions	(164)	262	172	–	270
Total insurance service result	1,709	1,171	380	(100)	3,160
Net investment income (loss)	1,264	(1,061)	(189)	323	337
Insurance finance income (expenses)
Life, health and property and casualty insurance	607	(578)	(5,088)	8	(5,051)
Annuities and pensions	(2,261)	504	192	–	(1,565)
Total insurance finance income (expenses)	(1,654)	(74)	(4,896)	8	(6,616)
Reinsurance finance income (expenses)
Life, health and property and casualty insurance	(74)	(254)	994	–	666
Annuities and pensions	(3)	(2)	(352)	–	(357)
Total reinsurance finance income (expenses)	(77)	(256)	642	–	309
Decrease (increase) in investment contract liabilities	(126)	(79)	(194)	–	(399)
Net segregated fund investment result	–	–	–	–	–
Total investment result	$(593)	$(1,470)	$(4,637)	$331	$(6,369)
Other revenue	$1,294	$2,044	$2,907	$(59)	$6,186